PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Statements Line Items
PROPERTY AND EQUIPMENT [Text Block]

6. PROPERTY AND EQUIPMENT

During the year ended December 31, 2018 depreciation of $11,736 (2017 - $10,722, 2016 - $21,711) has been included in exploration expenditures.

	Computer	Field	Office	Vehicles	Building	Land	Total
Cost
As at December 31, 2015	$99,694	$154,113	$4,746	$47,417	$578,508	$414,526	$1,299,004
Additions	10,549	6,450	-	-	-	-	16,999
Disposals and derecognition	-	(79,630)	(2,365)	(47,417)	-	-	(129,412)
As at December 31, 2016	110,243	80,933	2,381	-	578,508	414,526	1,186,591
Additions	-	-	-	-	20,447	4,337	24,784
Disposals and derecognition	-	(20,756)	-	-	-	-	(20,756)
As at December 31, 2017	110,243	60,177	2,381	-	598,955	418,863	1,190,619
Additions	-	26,997	-	-	-	-	26,997
As at December 31, 2018	110,243	87,174	2,381	-	598,955	418,863	1,217,616

Accumulated depreciation
As at December 31, 2015	99,694	113,331	4,134	32,989	434,396	-	684,544
Additions	7,438	12,601	-	671	115,490	-	136,200
Disposals and derecognition	-	(70,444)	(1,753)	(33,660)	-	-	(105,857)
As at December 31, 2016	107,132	55,488	2,381	-	549,886	-	714,887
Additions	3,111	7,104	-	-	29,129	-	39,344
Disposals and derecognition	-	(13,890)	-	-	-	-	(13,890)
As at December 31, 2017	110,243	48,702	2,381	-	579,015	-	740,341
Additions	-	10,894	-	-	842	-	11,736
As at December 31, 2018	$110,243	$59,596	$2,381	$-	$579,857	$-	$752,077

Net book value
As at December 31, 2017	$-	$11,475	$-	$-	$19,940	$418,863	$450,278
As at December 31, 2018	$-	$27,578	$-	$-	$19,098	$418,863	$465,539